SUBSEQUENT EVENTS (Detail Textuals) (Subsequent Event, Severance agreement, Thomas J. Linneman, USD $)	0 Months Ended
Feb. 03, 2015
Subsequent Event | Severance agreement | Thomas J. Linneman
Subsequent Event [Line Items]
Compensation paid in one or more payments or before 30th day following retirement	$ 765,330
Period for payment of additional medical and dental premiums	18 months